JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 97.5%
Aerospace & Defense — 1.8%
Howmet Aerospace, Inc.	8		278
Northrop Grumman Corp.	4		1,722
Raytheon Technologies Corp.	4		431
Textron, Inc.	3		245

			2,676

Air Freight & Logistics — 0.4%
FedEx Corp.	1		203
United Parcel Service, Inc., Class B	1		318

			521

Automobiles — 1.7%
General Motors Co. *	3		137
Rivian Automotive, Inc., Class A * (a)	1		61
Tesla, Inc. *	2		2,333

			2,531

Banks — 4.9%
Bank of America Corp.	9		375
Fifth Third Bancorp	8		345
SVB Financial Group *	1		284
Truist Financial Corp.	42		2,356
US Bancorp	30		1,597
Wells Fargo & Co.	47		2,269

			7,226

Beverages — 1.5%
Coca-Cola Co. (The)	28		1,709
Constellation Brands, Inc., Class A	1		233
Monster Beverage Corp. *	3		231

			2,173

Biotechnology — 4.7%
AbbVie, Inc.	25		4,047
Biogen, Inc. *	1		176
BioMarin Pharmaceutical, Inc. *	1		103
Neurocrine Biosciences, Inc. *	2		148
Regeneron Pharmaceuticals, Inc. *	3		2,139
Sarepta Therapeutics, Inc. *	1		83
Vertex Pharmaceuticals, Inc. *	1		254

			6,950

Building Products — 1.0%
Trane Technologies plc	10		1,481

Capital Markets — 3.5%
Ameriprise Financial, Inc.	5		1,451
Charles Schwab Corp. (The)	4		319
Morgan Stanley	19		1,620
S&P Global, Inc.	3		1,316
State Street Corp.	5		450

			5,156

Chemicals — 2.1%
DuPont de Nemours, Inc.	1		71
Eastman Chemical Co.	10		1,151
Linde plc (United Kingdom)	1		474
PPG Industries, Inc.	10		1,375

			3,071

Construction Materials — 0.5%
Martin Marietta Materials, Inc.	—	(b)	168
Vulcan Materials Co.	3		577

			745

Consumer Finance — 0.3%
American Express Co.	2		430

Diversified Financial Services — 0.1%
Voya Financial, Inc.	2		124

Electric Utilities — 3.5%
Exelon Corp.	7		329
NextEra Energy, Inc.	43		3,613
Xcel Energy, Inc.	16		1,170

			5,112

Electrical Equipment — 2.4%
AMETEK, Inc.	1		131
Eaton Corp. plc	23		3,429

			3,560

Energy Equipment & Services — 0.4%
Baker Hughes Co.	16		578

Entertainment — 0.1%
Endeavor Group Holdings, Inc., Class A *	5		142

Equity Real Estate Investment Trusts (REITs) — 2.9%
Host Hotels & Resorts, Inc.	11		204
Prologis, Inc.	22		3,631
Sun Communities, Inc.	2		337
Ventas, Inc.	2		145

			4,317

Food Products — 0.2%
Mondelez International, Inc., Class A	4		262

Health Care Equipment & Supplies — 2.7%
Boston Scientific Corp. *	46		2,050
Intuitive Surgical, Inc. *	5		1,646
Zimmer Biomet Holdings, Inc.	2		296

			3,992

Health Care Providers & Services — 2.3%
Centene Corp. *	26		2,194
UnitedHealth Group, Inc.	2		1,121

			3,315
Hotels, Restaurants & Leisure — 3.4%
Booking Holdings, Inc. *	—	(b)	162
Chipotle Mexican Grill, Inc. *	—	(b)	225
Expedia Group, Inc. *	1		159
Hilton Worldwide Holdings, Inc. *	1		190
Marriott International, Inc., Class A *	8		1,413
McDonald’s Corp.	10		2,573
Yum! Brands, Inc.	2		287

			5,009

Household Durables — 0.1%
Toll Brothers, Inc.	3		130

Household Products — 0.5%
Procter & Gamble Co. (The)	5		702

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Insurance — 1.0%
Arthur J Gallagher & Co.	2		300
Progressive Corp. (The)	10		1,114

			1,414

Interactive Media & Services — 7.2%
Alphabet, Inc., Class A *	2		6,458
Alphabet, Inc., Class C *	1		2,098
Meta Platforms, Inc., Class A *	5		1,061
Snap, Inc., Class A *	26		946

			10,563

Internet & Direct Marketing Retail — 4.8%
Amazon.com, Inc. *	2		7,116

IT Services — 4.0%
Affirm Holdings, Inc. * (a)	3		136
Automatic Data Processing, Inc.	1		265
FleetCor Technologies, Inc. *	3		821
Mastercard, Inc., Class A	11		4,016
Shopify, Inc., Class A (Canada) *	1		568

			5,806

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	1		802

Machinery — 3.0%
Deere & Co.	8		3,140
Dover Corp.	2		298
Ingersoll Rand, Inc.	8		394
Otis Worldwide Corp.	2		183
Stanley Black & Decker, Inc.	3		457

			4,472

Media — 0.4%
Charter Communications, Inc., Class A *	1		430
Comcast Corp., Class A	4		194

			624

Multi-Utilities — 0.3%
Ameren Corp.	3		290
CenterPoint Energy, Inc.	6		193

			483

Oil, Gas & Consumable Fuels — 2.5%
Chevron Corp.	4		574
ConocoPhillips	7		670
Diamondback Energy, Inc.	3		381
Pioneer Natural Resources Co.	8		2,018

			3,643

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	1		227

Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	37		2,717
Eli Lilly & Co.	5		1,534
Johnson & Johnson	2		309
Merck & Co., Inc.	1		102

			4,662

Professional Services — 0.9%
Booz Allen Hamilton Holding Corp.	1		89
Leidos Holdings, Inc.	11		1,166

			1,255

Road & Rail — 2.6%
Lyft, Inc., Class A *	9		332
Norfolk Southern Corp.	9		2,656
Uber Technologies, Inc. *	22		774
Union Pacific Corp.	—	(b)	126

			3,888

Semiconductors & Semiconductor Equipment — 7.2%
Advanced Micro Devices, Inc. *	23		2,568
Analog Devices, Inc.	13		2,227
Lam Research Corp.	1		307
NVIDIA Corp.	3		782
NXP Semiconductors NV (China)	22		4,088
Teradyne, Inc.	1		170
Texas Instruments, Inc.	2		454

			10,596

Software — 8.9%
Ceridian HCM Holding, Inc. *	7		497
Coupa Software, Inc. *	2		233
DocuSign, Inc. *	1		154
Intuit, Inc.	1		350
Microsoft Corp.	37		11,384
Workday, Inc., Class A *	1		296

			12,914

Specialty Retail — 3.0%
Best Buy Co., Inc.	—	(b)	23
Burlington Stores, Inc. *	1		244
Lowe’s Cos., Inc.	10		1,988
O’Reilly Automotive, Inc. *	2		1,572
Ross Stores, Inc.	6		573

			4,400

Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	45		7,912
Seagate Technology Holdings plc	3		225

			8,137

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	12		1,596

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	2		313

TOTAL COMMON STOCKS (Cost $79,501)			143,114

SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT COMPANIES — 1.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.22% (c) (d) (Cost $1,853)	1,853		1,853

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (c) (d) (Cost $165)	165	165

TOTAL SHORT-TERM INVESTMENTS (Cost $2,018)		2,018

Total Investments — 98.9% (Cost $81,519)		145,132
Other Assets Less Liabilities — 1.1%		1,623

Net Assets — 100.0%		146,755

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 is $158.
(b)	Amount rounds to less than one thousand.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	12	06/2022	USD	2,719	28

Abbreviations

USD	United States Dollar

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$145,132	$—	$—	$145,132

Appreciation in Other Financial Instruments
Futures Contracts (a)	$28	$—	$—	$28

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended March 31, 2022
Security Description	Value at December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b)	$409	$1,730	$1,974	$—	$—	$165	165	$—	(c)	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.22% (a) (b)	1,333	6,546	6,026	—	—	1,853	1,853	—	(c)	—

Total	$1,742	$8,276	$8,000	$—	$—	$2,018		$—	(c)	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
(c)	Amount rounds to less than one thousand.